CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 50,463	$ 49,202	$ 33,062
Distribution expenses	9,889	6,685	4,252
Development expenses	9,428	7,452	6,877
Selling and marketing expenses	1,549	1,483	1,981
General and administrative expenses	12,300	7,496	4,957
Initial public offering expenses	0	2,796	0
Prospective acquisition related expenses	3,841	0	0
Depreciation and amortization	14,613	11,657	9,685
Total operating expenses	51,620	37,569	27,752
Profit (loss) from operations	(1,157)	11,633	5,310
Interest expenses with respect to funding from related parties	4,811	4,343	3,792
Finance income	0	(21)	(53)
Finance expenses	1,501	747	382
The Company' share in profit (loss) of Joint Venture	12,446	1,393	(3,924)
Profit (loss) before income taxes expenses	4,977	7,957	(2,735)
Income taxes expenses	(325)	(1,443)	(1,243)
Net and total comprehensive income (loss)	$ 4,652	$ 6,514	$ (3,978)
Net income (loss) per common share outstanding, basic ($)	$ 0.18	$ 0.29	$ (0.18)
Net income(loss) per common share outstanding, diluted ($)	$ 0.17	$ 0.27	$ (0.18)
Weighted average number of common shares outstanding, basic	25,302,350	22,329,281	21,983,757
Weighted average number of common shares outstanding, diluted	26,640,120	23,898,477	21,983,757